BONDS AND NOTES ISSUED (Tables)	12 Months Ended
Dec. 31, 2021
BONDS AND NOTES ISSUED [Abstract]
Bonds and Notes Issued
a)	This item consists of the following:

			As of December 31, 2021			As of December 31, 2020
	Annual interest	Interest		Issued	Carrying		Issued	Carrying
	rate	payment	Maturity	amount	amount	Maturity	amount	amount
	%			(000)	S/(000)		(000)	S/(000)

Senior notes - BCP (i)	4.25	Semi-annual	April 2023	US$716,301	2,821,515	April 2023	US$716,301	2,552,985
Senior notes - BCP (ii)	From 2.70 to 5.38	Semi-annual	January 2025	US$700,000	2,721,570	January 2025	US$700,000	2,453,353
Senior notes - BCP (iii)	From 4.65 to 4.85	Semi-annual	September 2024	S/2,900,000	2,484,121	September 2024	S/2,900,000	2,469,832
Senior notes - Credicorp Ltd. (iv)	2.75	Semi-annual	June 2025	US$500,000	1,906,364	June 2025	US$500,000	1,737,139
Senior notes - BCP (v)	Libor 3M + 55 pb	Quarterly	March 2022	US$30,000	119,585	March 2022	US$30,000	108,479
Senior notes - BCP (vi)	0.45	Semi-annual	December 2023	¥5,000,000	172,773	-	-	-
Senior notes - BCP (vii)	0.42	Semi-annual	-	-	-	August 2021	¥5,000,000	175,087
Senior notes - BCP (viii)	Libor 3M + 100 pb	Quarterly	-	-	-	March 2021	US$70,000	253,412

MMT 100 - Secured notes- CCR Inc. (ix)
2012 Series C Floating rate certificates	4.75	Monthly	July 2022	US$315,000	104,659	July 2022	US$315,000	257,996

Corporate bonds -

Fourth program
Tenth issuance (Series A, B and C) - BCP	From 5.31 to 5.50	Semi-annual	October 2022 / November 2022	S/400,000	399,923	December 2021/ November 2022	S/550,000	527,794

Fifth program
Third issuance (Series C) - BCP	4.25	Semi-annual	July 2022	S/109,310	109,182	July 2022	S/109,310	108,980
Third issuance (Series D) - BCP	3.88	Semi-annual	August 2022	S/42,660	42,580	August 2022	S/42,660	42,456
Third issuance (Series B) - BCP	4.88	Semi-annual	-	-	-	October 2021	S/42,200	42,169
Third issuance (Series A) - BCP	4.59	Semi-annual	-	-	-	July 2021	S/70,770	69,178
					551,685			790,577

			As of December 31, 2021			As of December 31, 2020
	Annual interest	Interest		Issued	Carrying		Issued	Carrying
	rate	payment	Maturity	amount	amount	Maturity	amount	amount
	%			(000)	S/(000)		S/(000)	S/(000)

Subordinated bonds - BCP (x)	From 3.13 to 6.13	Semi-annual	April 2027 / September 2031	US$1,350,000	5,269,458	April 2027 / July 2030	US$1,144,700	4,028,266

Subordinated bonds - BCP (x)	6.88	Semi-annual	-	-	-	September 2026	US$181,505	651,176

Subordinated bonds -
First program
First issuance (Series A) - Pacífico Seguros	6.97	Quarterly	November 2026	US$60,000	239,220	November 2026	US$60,000	217,260
First issuance (Series A) - BCP	6.22	Semi-annual	May 2027	S/15,000	15,000	May 2027	S/15,000	15,000

Second program
Second issuance (Series A) - Pacífico Seguros	4.41	Semi-annual	December 2030	US$50,000	181,511	December 2030	US$50,000	164,784
First issuance (Series B) - Mibanco	7.22	Semi-annual	June 2027	S/30,000	30,000	June 2027	S/30,000	30,000
First issuance (Series A) - Mibanco (xi)	8.50	Semi-annual	-	-	-	May 2026	S/100,000	100,000

Third program
Issuance II - Banco de Crédito de Bolivia	5.25	Semi-annual	August 2022	Bs137,200	80,453	August 2022	Bs137,200	73,546
Issuance III - Banco de Crédito de Bolivia	6.00	Semi-annual	August 2030	Bs100,000	58,461	August 2030	Bs100,000	53,278
Issuance I - Banco de Crédito de Bolivia	6.25	Semi-annual	August 2028	Bs70,000	40,922	August 2028	Bs70,000	37,295

Fourth program
First issuance (Series A) - MiBanco (xi)	5.84	Semi-annual	March 2031	S/155,000	146,276	-	-	-
					791,843			691,163

Negotiable certificate of deposit - Mibanco	From 1.71 to 5.80	Annual	January 2022 / August 2025	S/939	845	January 2021 / November 2024	S/1,385	1,385

Subordinated negotiable certificates - BCP	Libor 3M + 279 bp	Quarterly	-	-	-	November 2021	US$2,960	10,718

					16,944,418			16,181,568
Interest payable					134,411			137,839
Total					17,078,829			16,319,407

During the first quarter of 2018, in accordance with the risk exposure strategy of the interest rate, the Group discontinued the fair value hedge of certain bonds, issued in US. dollar at a fixed rate, through the liquidation of the IRS. The accumulated profit of the fair value of these bonds at the time of the liquidation of the derivatives amounted to US$22.0 million (equivalent to S/71.7 million), recorded in the liability, which has been transferred to the consolidated statement of income up to the date of maturity of said bonds. As of December 31, 2021, the liability amounts to US$0.9 million, equivalent to S/3.6 million, (US$2.6 million, equivalent to S/9.5 million, as of December 31, 2020). The amount recorded in the interim condensed consolidated statement of income ended December 31, 2021, amounts to US$1.7 million, equivalent to S/6.6 million (US$6.1 million, equivalent to S/21.2 million, during the period ended December 31, 2020).

In addition, international issues maintain certain operating covenants, which, in Management’s opinion, the Group has complied with at the dates of the statement of financial position.

(i)
The Bank can redeem the total or part of the notes at any time, having as a penalty an interest rate equal to the Treasury of the United States of America’s rate plus 50 basis point. The payment of principal will take place on the due date of the notes or when the Bank redeems these notes.

(ii)
In September 2019, the Bank announced a repurchase offer and propose an exchange to the holders of senior notes of the US$ 800.0 million issued in September of 2010, managing to repurchase US$ 220.3 million and exchanging US$ 205.0 million with new senior notes, at market rates , whose terms and conditions are very similar to the previous issue. At the end of said offer, the Bank kept a notional value payable amounting to US$374.6 million, which matured in September 2020.

In the same way, in September 2019, the Bank issued senior notes of approximately US$700.0 million (that amount includes the US$205.0 million of the exchange mentioned in the paragraph before). The Bank can redeem all or part of the notes at any date, between October 11, 2021 and December 10, 2024, at a redemption price equal to or greater than : (i) 100 percent of the aggregate principal amount of the notes to be redeemed; and (ii) the sum of the present value of each remaining scheduled payment discounted at interest rate equal to the Treasury of the United States of America’s rate plus 20 basis points. From December 11, 2024 onwards, the Bank can redeem the total or part of the notes to a redemption price equal to 100 percent of the aggregate principal amount of the notes to be redeemed.

The payment of principal will take place on the due date or when the Bank redeems the notes.

On December 31, 2021, the Bank maintains a CCS which was designated as cash flows hedges of a part of senior notes in US dollar subject to exchange rate risk for a notional amount of US$50.0 million, equivalent to S/199.4 million (US$50.0 million equivalent to S/181.1 million, as of December 31, 2020), see note 13(c). By means of the CCS, the cover part of senior notes was economically converted to soles.

(iii)
In September 2019, the Bank announced a repurchase offer and propose an exchange to the holders of senior notes of the S/2,000 million issued in October of 2017, managing to repurchase S/291.2 million and exchanging S/1,308.8 million with new senior notes, at market rates, whose terms and conditions are very similar to the previous issue. At the end of said offer, the Bank keeps a notional value payable amounting to S/400.0 million, which was fully redeemed in October 2020.

At the same date, the Bank issued senior notes for approximately S/2,500.0 million (this amount includes the S/1,308.8 million of the exchange mentioned in the paragraph before). The Bank can redeem the whole or part of the senior notes between October 17, 2021 and August 16, 2024, at a redemption price equal to or greater than: (i) 100 percent of the aggregate principal amount of the notes, and (ii) the sum of the present value of cash flows discounted at interest rate equivalent to sovereign bonds issued by the government of Perú or other comparable titles plus 25 basis points. As of August 17, 2024, the Bank may redeem all or part of the senior notes at a redemption price equal to 100 percent of the aggregate amount of the principal to be redeemed.

The payment of principal will take place on the due date or when the Bank redeems the notes.
(iv)
In June 2020, Credicorp Ltd. issued Senior Notes for approximately US$500.0 million, equivalent to S/1,993.5 million as of December 31, 2021 (US$500.0 mllion, equivalent to S/1,810.5 million as of December31, 2020) at fixed interest rate, whose maturity date is on June 17, 2025.

These Senior Notes can redeem the whole or part mainly by the following ways (i) at any time prior to May 17, 2025, make whole or partial call, at Treasury plus 40 basis points, and (ii) at any time on or after May 17, 2025, at par value.

The payment of principal will take place on the due date or when Credicorp Ltd. redeems the notes.

At December 31, 2021, the Group has designated as a hedge of a net investment of a foreign operation a portion of these bonds issued for approximately US$228.8 million, equivalent to S/912.2 million (US$135.4 million, equivalent to S/490.3 million, as of December 31, 2020), which hedges by the same amount the exposure of the net investment in the subsidiary Atlantic Security Holding Corporation (ASHC), established in Cayman Islands and whose functional currency is the US dollar, see note 34.2(b)(ii). This hedge covers the fluctuation in the exchange rate risk associated with the conversion of the net investment held in ASHC to the Group’s functional currency (soles).

(v)
On December 31,  2021, the Group maintains an IRS for a notional amount of  US$30.0 million, equivalent to S/119.6 million (US$30.0 million equivalent to S/108.6 million, as of December 31, 2020), see note 13(c), which was designated as cash flows hedge of a corporate bond issued in US dollar at a variable rate. By means of the IRS, this bond was economically converted to a fixed interest rate.

(vi)
In November of 2021, the Bank issued Senior Notes for approximately JPY5,000.0 million, equivalent to S/173.2 million as of December 31, 2021 at fixed interest rate of 0.45 percent, which matures on December 31, 2023.

As of December 31, 2021, the cash flows of the notes issued in yen subject to exchange rate risk have been hedged through a CCS designated as a cash flow hedge, for a notional amount of JPY5,000.0 million, equivalent to S/173.2 million, see note 13(c).

(vii)
In July of 2019, the Bank issued Senior Notes for approximately JPY5,000.0 million, equivalent to S/185.7 million as of August 31, 2021 (JPY5,000.0 million, equivalent to S/175.3 million as of December 31, 2020) at fixed interest rate. These Notes matured in August 2021.

As of August 31, 2021, the CCS that was designated as a cash flow hedge of the notes issued in yen has matured for a notional amount of JPY5,000.0 million. By means of the CCS, the note was economically converted to soles.

(viii)	In February of 2019, the Bank issued Senior Notes for approximately US$70.0 million at variable rate. These Notes matured in March 2021.

On March, an interest rate swap (IRS), which was designated as cash flows hedge of these Senior Notes, matured for a notional amount of US$70.0 million (US$70.0 million equivalent to S/253.5 million as of December 31, 2020), see note 13(c). By means of the IRS, the note was economically converted to a fixed interest rate.

(ix)
This issue is guaranteed by the future collection of electronic payment orders sent to BCP (including foreign branches) through the Society Worldwide Interbank Financial Telecommunications, through which the correspondent bank uses the network to places orders of payment to the beneficiary that is not a financial institution.

(x)
In July 2020, The Bank repurchased US$294.6 million from the total US$476.1 million outstanding amount of “6.875% Fixed- to-Floating Rate Subordinated Notes due 2026”. Also, the Bank repurchased US$224.9 and exchanged US$200.4 million from the total US$720 million outstanding amount of “6.125% Fixed-to-Floating Rate Subordinated Notes due 2027”.

Also, on July 1, 2020, the Bank issued Subordinated Notes under the Medium-Term Bond Program for a total amount of US$850.0 million at a semi-annual coupon rate of 3.125 percent maturing in July 2030 under the name of “3.125% Subordinated Fixed-to-Fixed Rate Notes due 2030 (Callable 2025)”. On July 1, 2025, the Bank may redeem all or part of the notes at a redemption price equal to 100% of the aggregate amount of the principal of the notes to be redeemed. From now on, the Bank may redeem all or part of the notes at a redemption price equal to the higher of (1) 100% of the principal amount of the notes and (2) the sum of the remaining cashflows discounted at a rate equivalent to the US Treasury interest rate plus 45 basis points. The payment of principal will take place on the due date or when the Bank redeems the notes.
Through a repurchase offer announced in March 2021, the Bank repurchased US$88.5 million and exchanged US$11.0 million from the total US$294.7 million outstanding amount of “6.125% Fixed-to-Floating Rate Subordinated Notes due 2027”, which were registered and settled on March 31, 2021. Also, in June 2021, US$60.6 million were repurchased from the total US$181.5 million outstanding amount of “6.875% Fixed-to-Floating Rate Subordinated Notes due 2026”.

On March 29, 2021, the Bank announced its decision to exercise the Make-Whole Redemption option of the entire two subordinated Notes, “6.875% Fixed-to-Floating Rate Subordinated Notes due 2026” and “6.125% Fixed-to-Floating Rate Subordinated Notes due 2027”, whose holders have not accepted. The redemption date for both bonds was effective on April 28, 2021.

On the other hand, effective on March 30, 2021, the Bank issued Subordinated Notes under the Medium-Term Bond Program amounting to US$500.0 million at a semi-annual rate of 3.25 percent maturing in September 2031 called “3,250% Subordinated Fixed-to-Fixed Rate Notes due 2031 (Callable 2026)”. As of September 30, 2026, It will be paid a fixed interest rate equal to U.S. Treasury interest rate, comparable to 5 years, plus 245.0 basis points. On September 30, 2026, the Bank may redeem all or part of the notes at a redemption price equal to 100% of the aggregate amount of the principal of the notes to be redeemed. From now on, the Bank may redeem all or part of the notes at a redemption price equal to the higher of (1) 100% of the principal amount of the notes and (2) the sum of the remaining cashflows discounted at a rate equivalent to the U.S. Treasury interest rate plus 40 basis points. The payment of the principal will take place on the expiration date of the notes or when the Bank redeems them.

(xi)
On March 30, 2021, Mibanco S.A. issued the Fourth Program Series A Subordinated Bonds amounting to S/155.0 million with a fixed rate of 5.84 percent, which matures on March 31, 2031. The payment of the principal will take place on the maturity date, or when Mibanco S.A. redeems them, only after a minimum term of 5 years from issuance date.

Also, on May 13, 2021, Mibanco S.A. exercised the option for early redemption from Second Program Series A Subordinated Bonds issue amounting to S/100.0 million.

Bonds and Notes Issued by Maturity
b)	The table below shows the bonds and notes issued, classified by maturity, without accrued interests:

	As of December 31,	As of December 31,
	2021	2020
	S/(000)	S/(000)

Up to 3 months	164,559	291,866
From 3 months to 1 year	692,342	547,325
From 1 to 3 years	5,478,658	3,294,335
From 3 to 5 years	4,628,011	6,714,223
More than 5 years	5,980,848	5,333,819
Total	16,944,418	16,181,568